Cover	Dec. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2021
Entity Registrant Name	PREDICTIVE TECHNOLOGY GROUP, INC.
Entity Central Index Key	0001382943
Entity Incorporation, State or Country Code	NV
Entity File Number	000-56008
Entity Tax Identification Number	90-1139372
Entity Address, Address Line One	2735 E. Parleys Way
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84109
City Area Code	888
Local Phone Number	407-9761
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 Par Value Per Share
Trading Symbol	PRED
Security Exchange Name	NONE